BlackRock Equity Dividend V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.8%
Airbus SE
(a)
....................... 14,946 $ 1,803,511
BAE Systems plc ................... 654,225 6,144,125
Huntington Ingalls Industries, Inc. ........ 12,938 2,580,355
10,527,991
Auto Components — 0.7%
Lear Corp. ....................... 18,068 2,576,316
Automobiles — 1.5%
General Motors Co.
(a)
................ 127,836 5,591,547
Banks — 10.4%
Bank of America Corp. ............... 165,847 6,836,213
Citigroup, Inc. ..................... 181,672 9,701,285
First Citizens BancShares , Inc., Class A .... 5,803 3,862,477
JPMorgan Chase & Co. .............. 41,921 5,714,671
M&T Bank Corp. ................... 5,240 888,180
Wells Fargo & Co. .................. 241,891 11,722,038
38,724,864
Beverages — 1.3%
Constellation Brands, Inc., Class A ....... 21,118 4,863,898
Capital Markets — 1.9%
Charles Schwab Corp. (The) ........... 44,442 3,746,905
Raymond James Financial, Inc. ......... 28,975 3,184,642
6,931,547
Chemicals — 1.5%
Corteva , Inc. ...................... 44,484 2,556,940
PPG Industries, Inc. ................. 22,824 2,991,542
5,548,482
Communications Equipment — 2.5%
Cisco Systems, Inc. ................. 165,489 9,227,667
Consumer Finance — 0.6%
Capital One Financial Corp. ............ 17,297 2,270,923
Containers & Packaging — 1.1%
Sealed Air Corp. ................... 61,411 4,112,081
Diversified Financial Services — 1.3%
Apollo Global Management, Inc. ......... 36,819 2,282,410
Equitable Holdings, Inc. .............. 77,998 2,410,918
4,693,328
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc. .......... 117,577 5,989,372
Electric Utilities — 0.8%
American Electric Power Co., Inc. ........ 31,139 3,106,738
Entertainment — 0.5%
Activision Blizzard, Inc. ............... 23,160 1,855,348
Food Products — 0.7%
Mondelez International, Inc., Class A ...... 39,121 2,456,016
Health Care Equipment & Supplies — 5.9%
Alcon, Inc. ....................... 18,759 1,486,199
Becton Dickinson and Co. ............. 3,638 967,708
Dentsply Sirona, Inc. ................ 66,749 3,285,386
Koninklijke Philips NV ................ 132,164 4,030,169
Medtronic plc ..................... 67,416 7,479,805
Zimmer Biomet Holdings, Inc. .......... 37,038 4,737,160
21,986,427
Security
Shares
Shares Value
Health Care Providers & Services — 9.6%
AmerisourceBergen Corp. ............. 18,128 $ 2,804,583
Anthem, Inc. ...................... 22,326 10,966,978
Cigna Corp. ...................... 21,494 5,150,177
CVS Health Corp. .................. 22,534 2,280,666
Humana, Inc. ..................... 16,122 7,015,811
Laboratory Corp. of America Holdings
(a)
.... 17,969 4,737,707
UnitedHealth Group, Inc. .............. 5,321 2,713,550
35,669,472
Household Durables — 1.5%
Newell Brands, Inc. ................. 119,547 2,559,501
Panasonic Holdings Corp. ............. 329,900 3,204,015
5,763,516
Household Products — 0.6%
Reckitt Benckiser Group plc ............ 27,806 2,121,207
Industrial Conglomerates — 1.7%
General Electric Co. ................. 45,141 4,130,402
Siemens AG ...................... 17,283 2,393,131
6,523,533
Insurance — 6.8%
Allstate Corp. (The) ................. 10,601 1,468,345
American International Group, Inc. ....... 144,141 9,047,731
Fidelity National Financial, Inc. .......... 79,822 3,898,506
MetLife, Inc. ...................... 69,620 4,892,894
Progressive Corp. (The) .............. 12,763 1,454,854
Prudential plc ..................... 36,306 535,995
Willis Towers Watson plc .............. 16,518 3,901,882
25,200,207
IT Services — 4.8%
Cognizant Technology Solutions Corp., Class A 73,312 6,573,887
Fidelity National Information Services, Inc. .. 62,209 6,247,028
Visa, Inc., Class A
(b)
................. 22,054 4,890,915
17,711,830
Machinery — 1.1%
Komatsu Ltd. ..................... 173,900 4,178,037
Media — 2.7%
Comcast Corp., Class A .............. 126,872 5,940,147
Fox Corp., Class A .................. 105,721 4,170,694
10,110,841
Multiline Retail — 1.2%
Dollar General Corp. ................ 20,252 4,508,703
Multi-Utilities — 2.2%
CenterPoint Energy, Inc. .............. 71,407 2,187,911
Public Service Enterprise Group, Inc. ..... 28,491 1,994,370
Sempra Energy .................... 22,853 3,842,046
8,024,327
Oil, Gas & Consumable Fuels — 7.8%
BP plc .......................... 1,612,538 7,905,277
ConocoPhillips .................... 51,275 5,127,500
Enterprise Products Partners LP
(b)
....... 319,809 8,254,270
EQT Corp.
(a)
...................... 127,809 4,397,908
Hess Corp. ....................... 30,819 3,298,866
28,983,821
Personal Products — 1.7%
Unilever plc, ADR
(b)
................. 137,187 6,251,612
Pharmaceuticals — 6.6%
AstraZeneca plc ................... 60,595 8,035,687
Bayer AG (Registered) ............... 98,731 6,753,111
Novo Nordisk A/S, ADR .............. 17,241 1,914,613

BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
Sanofi .......................... 78,078 $ 7,982,668
24,686,079
Professional Services — 1.6%
Leidos Holdings, Inc. ................ 54,501 5,887,198
Road & Rail — 1.2%
Union Pacific Corp. ................. 15,763 4,306,609
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. ................. 11,141 1,840,270
Software — 3.4%
CDK Global, Inc.
(b)
.................. 91,257 4,442,391
Microsoft Corp. .................... 10,435 3,217,215
SS&C Technologies Holdings, Inc. ....... 65,126 4,885,752
12,545,358
Specialty Retail — 1.3%
Ross Stores, Inc. ................... 54,986 4,974,034
Technology Hardware, Storage & Peripherals — 0.6%
Samsung Electronics Co. Ltd., GDR
(c)
..... 1,624 2,298,804
Tobacco — 1.4%
Altria Group, Inc. ................... 44,433 2,321,624
British American Tobacco plc ........... 66,186 2,779,628
5,101,252
Security
Shares
Shares Value
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc., Class B
(b)
... 91,776 $ 5,194,632
Total Common Stocks — 94.8%
(Cost: $300,677,426) ............................. 352,343,887
Total Long-Term Investments — 94.8%
(Cost: $300,677,426) ............................. 352,343,887
Short-Term Securities
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% ................... 19,551,146 19,551,146
SL Liquidity Series, LLC, Money Market Series,
0.42%
(f)
....................... 14,516,052 14,511,696
Total Short-Term Securities — 9.2%
(Cost: $34,060,765) .............................. 34,062,842
Total Investments — 104.0%
(Cost: $334,738,191 ) ............................. 386,406,729
Liabilities in Excess of Other Assets — (4.0)% ............ (14,992,255)
Net Assets — 100.0% .............................. $ 371,414,474
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 21,189,230 $ — $ (1,638,084) $ — $ — $ 19,551,146 19,551,146 $ 228 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 11,611,074 2,902,366 — (3,821) 2,077 14,511,696 14,516,052 5,088
(b)
—
$ (3,821) $ 2,077 $ 34,062,842 $ 5,316 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,580,355 $ 7,947,636 $ — $ 10,527,991
Auto Components ...................................... 2,576,316 — — 2,576,316
Automobiles .......................................... 5,591,547 — — 5,591,547
Banks ............................................... 38,724,864 — — 38,724,864
Beverages ........................................... 4,863,898 — — 4,863,898
Capital Markets ........................................ 6,931,547 — — 6,931,547
Chemicals ............................................ 5,548,482 — — 5,548,482
Communications Equipment ................................ 9,227,667 — — 9,227,667
Consumer Finance ...................................... 2,270,923 — — 2,270,923
Containers & Packaging .................................. 4,112,081 — — 4,112,081
Diversified Financial Services ............................... 4,693,328 — — 4,693,328
Diversified Telecommunication Services ........................ 5,989,372 — — 5,989,372
Electric Utilities ........................................ 3,106,738 — — 3,106,738
Entertainment ......................................... 1,855,348 — — 1,855,348
Food Products ......................................... 2,456,016 — — 2,456,016
Health Care Equipment & Supplies ........................... 16,470,059 5,516,368 — 21,986,427
Health Care Providers & Services ............................ 35,669,472 — — 35,669,472

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ 2,559,501 $ 3,204,015 $ — $ 5,763,516
Household Products ..................................... — 2,121,207 — 2,121,207
Industrial Conglomerates .................................. 4,130,402 2,393,131 — 6,523,533
Insurance ............................................ 24,664,212 535,995 — 25,200,207
IT Services ........................................... 17,711,830 — — 17,711,830
Machinery ............................................ — 4,178,037 — 4,178,037
Media ............................................... 10,110,841 — — 10,110,841
Multiline Retail ......................................... 4,508,703 — — 4,508,703
Multi-Utilities .......................................... 8,024,327 — — 8,024,327
Oil, Gas & Consumable Fuels ............................... 21,078,544 7,905,277 — 28,983,821
Personal Products ...................................... 6,251,612 — — 6,251,612
Pharmaceuticals ....................................... 1,914,613 22,771,466 — 24,686,079
Professional Services .................................... 5,887,198 — — 5,887,198
Road & Rail ........................................... 4,306,609 — — 4,306,609
Semiconductors & Semiconductor Equipment .................... 1,840,270 — — 1,840,270
Software ............................................. 12,545,358 — — 12,545,358
Specialty Retail ........................................ 4,974,034 — — 4,974,034
Technology Hardware, Storage & Peripherals .................... — 2,298,804 — 2,298,804
Tobacco ............................................. 2,321,624 2,779,628 — 5,101,252
Wireless Telecommunication Services ......................... 5,194,632 — — 5,194,632
Short-Term Securities ....................................... 19,551,146 — — 19,551,146
$ 310,243,469 $ 61,651,564 $ — $ 371,895,033
Investme nts Valued at NAV
(a)
..................................... 14,511,696
$ —
$ 386,406,729
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.